Common Stock (Details) - Schedule of shares of common stock reserved for issuance - shares	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Common Stock (Details) - Schedule of shares of common stock reserved for issuance [Line Items]
Common stock reserved for issuance	15,381,501	1,544,038	4,207,776	666,705
Public Warrants [Member]
Common Stock (Details) - Schedule of shares of common stock reserved for issuance [Line Items]
Common stock reserved for issuance	10,511,597
Common Warrants [Member]
Common Stock (Details) - Schedule of shares of common stock reserved for issuance [Line Items]
Common stock reserved for issuance	2,586,667
Placement Agent Warrants [Member]
Common Stock (Details) - Schedule of shares of common stock reserved for issuance [Line Items]
Common stock reserved for issuance	362,134
Rollover Warrants [Member]
Common Stock (Details) - Schedule of shares of common stock reserved for issuance [Line Items]
Common stock reserved for issuance	165,976		167,867
Series A Preferred Stock [Member]
Common Stock (Details) - Schedule of shares of common stock reserved for issuance [Line Items]
Common stock reserved for issuance		628,930	1,713,965	628,930
Series A-1 Preferred Stock [Member]
Common Stock (Details) - Schedule of shares of common stock reserved for issuance [Line Items]
Common stock reserved for issuance		684,450	1,865,238
Unvested and Unissued Rollover RSU awards [Member]
Common Stock (Details) - Schedule of shares of common stock reserved for issuance [Line Items]
Common stock reserved for issuance	460,706		460,706
Stock options outstanding [Member]
Common Stock (Details) - Schedule of shares of common stock reserved for issuance [Line Items]
Common stock reserved for issuance	354,452
Dilutive shares reserved for issuance [Member]
Common Stock (Details) - Schedule of shares of common stock reserved for issuance [Line Items]
Common stock reserved for issuance	14,441,532		4,207,776
Shares available for future stock grants under the 2021 Equity Incentive Plan [Member]
Common Stock (Details) - Schedule of shares of common stock reserved for issuance [Line Items]
Common stock reserved for issuance	939,969